Note 32 - Fees Paid to the Company's Principal Accountant	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of additional information [text block]
32	Fees paid to the Company's principal accountant

Total fees accrued for professional services rendered by PwC Network firms to Tenaris S.A. and its subsidiaries are detailed as follows:

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2017	2016	2015
Audit fees	3,995	3,588	4,372
Audit-related fees	88	64	78
Tax fees	23	14	25
All other fees	30	3	15
Total	4,136	3,669	4,490